Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31,
	2020	2019
	$	$
Trade accounts receivable (net of expected credit losses of $55 (2019 - $55))	1,190	210
Value added tax	468	254
Other receivables	23	194
	1,681	658